Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and central bank balances		€ 188,731	€ 225,655
Interbank balances (w/o central banks)		8,881	9,265
Central bank funds sold and securities purchased under resale agreements		8,222	9,971
Securities borrowed		3,396	16,732
Financial assets at fair value through profit or loss [Abstract]
Trading assets		152,738	184,661
Positive market values from derivative financial instruments		320,058	361,032
Non-trading financial assets mandatory at fair value through profit and loss		100,444
Financial assets designated at fair value through profit or loss		104	91,276
Total financial assets at fair value through profit or loss		573,344	636,970
Financial assets at fair value through other comprehensive income		38,450	0
Financial assets available for sale			49,397
Equity method investments		879	866
Loans at amortized cost		400,297	401,699
Securities held to maturity		0	3,170
Property and equipment		2,421	2,663
Goodwill and other intangible assets		9,141	8,839
Other assets		93,444	101,491
Assets for current tax		970	1,215
Deferred tax assets		7,230	6,799
Total assets		1,348,137	1,474,732
Liabilities and equity [Abstract]
Deposits		564,405	581,873
Central bank funds purchased and securities sold under repurchase agreements		4,867	18,105
Securities loaned		3,359	6,688
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		59,924	71,462
Negative market values from derivative financial instruments		301,487	342,726
Financial liabilities designated at fair value through profit or loss		53,757	63,874
Investment contract liabilities		512	574
Total financial liabilities at fair value through profit or loss		415,680	478,636
Other short-term borrowings		14,158	18,411
Other liabilities		117,513	132,208
Provisions		2,711	4,158
Liabilities for current tax		944	1,001
Deferred tax liabilities		512	346
Long-term debt		152,083	159,715
Trust preferred securities	[1]	3,168	5,491
Obligation to purchase common shares		0	0
Total liabilities		1,279,400	1,406,633
Common shares, no par value, nominal value of EUR 2.56		5,291	5,291
Additional paid-in capital		40,252	39,918
Retained earnings		16,714	17,454
Common shares in treasury, at cost		(15)	(9)
Equity classified as obligation to purchase common shares		0	0
Accumulated other comprehensive income (loss), net of tax		253	520
Total shareholders equity		62,495	63,174
Additional equity components		4,675	4,675
Noncontrolling interests		1,568	250
Total equity		68,737	68,099
Total liabilities and equity		€ 1,348,137	€ 1,474,732

[1]	Perpetual instruments, redeemable at specific future dates at the Groups option.